Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	94,031	112,970	39,976	48,371
Finance lease obligations	Level 2	76,278	69,929	86,568	78,373
Promissory notes	Level 2	14,648	14,399	42,937	42,937

Schedule of major customers
At December 31, 2019 and December 31, 2018, the following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2019	December 31, 2018
Customer 1	36%	16%
Customer 2	25%	8%
Customer 3	13%	33%
Customer 4	12%	12%
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2019	2018
Customer A	33%	43%
Customer B	27%	2%
Customer C	22%	23%
Customer D	13%	21%

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2019	December 31, 2018
Trade accounts receivable	$38,686	$67,913
Holdbacks	7,152	558
Accrued trade receivables	13,174	9,807
Contract receivables, included in accounts receivable	$59,012	$78,278
Other receivables	7,734	4,121
Total accounts receivable	$66,746	$82,399
Contract assets	19,193	10,673
Total	$85,939	$93,072

Schedule of trade receivables aging
As at December 31, 2019 and December 31, 2018, trade receivables and holdbacks are aged as follows:

	December 31, 2019	December 31, 2018
Not past due	$35,409	$60,326
Past due 1-30 days	10,380	6,649
Past due 31-60 days	5	728
More than 61 days	44	768
Total	$45,838	$68,471